Stock Option Plans (Tables)	6 Months Ended
Jul. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
The following tables summarize stock option activity and related information:

		Options Outstanding
	Shares Available for Grant	Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
					(in thousands)
Balance — January 31, 2015	1,017,709	30,848,554	$3.59	—	—
Additional shares reserved	5,858,469	—	—	—	—
Restricted stock activity, net	(6,749,712)	—	—	—	—
Granted	(1,318,890)	1,318,890	17.94	—	—
Exercised	—	(5,838,389)	1.87	—	—
Canceled	1,493,769	(1,493,769)	6.28	—	—
Shares in lieu of taxes	36,206	—	—	—
Plan shares expired	(854)	—	—	—
Balance — January 31, 2016	336,697	24,835,286	4.60	6.9	$497,338
Additional shares reserved	10,001,250	—	—	—	—
Restricted stock activity, net	(10,193,963)	—	—	—
Granted	(370,480)	370,480	17.85	—	—
Exercised		(1,157,625)	3.10	—	—
Canceled	808,462	(808,462)	10.74	—	—
Plan shares expired	(882)	—	—	—
Balance — January 31, 2017	581,084	23,239,679	$4.67	6.0	$319,016
Additional shares reserved (unaudited)	32,000,000	—	—	—	—
Restricted stock activity, net (unaudited)	(2,865,041)	—	—	—
Granted (unaudited)	(39,300)	39,300	20.67	—	—
Exercised (unaudited)		(895,118)	2.31	—	—
Canceled (unaudited)	172,419	(172,419)	12.30	—	—
Plan shares expired (unaudited)	(230)	—	—	—
Balance — July 31, 2017 (unaudited)	29,848,932	22,211,442	$4.73	5.4	$279,685
Exercisable — January 31, 2017		19,434,627	$3.61	5.7	$286,994
Vested or expected to vest — January 31, 2017		22,975,081	$4.56	5.9	$317,798
Exercisable — July 31, 2017 (unaudited)		20,312,954	$3.86	5.2	$272,663
Vested or expected to vest — July 31, 2017 (unaudited)		22,211,442	$4.73	5.4	$279,685

Schedule of Weighted Average Assumptions in Calculating Option Fair Value
The value of employee options for stock‑based compensation expense purposes is estimated at the grant date using the Black‑Scholes option‑pricing model with the following weighted‑average assumptions:

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
Volatility	44.3%	47.9%	47.9%	45.5%
Risk-free interest rate	1.7%	2.0%	1.4%	2.0%
Expected term (in years)	6.1 years	6.0 years	6.0 years	6.1 years
Expected dividends	—%	—%	—%	—%

Schedule of Restricted Stock Activity
Restricted stock activity is as follows:

	Restricted Stock Units Outstanding
	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value Per Share
Balance — January 31, 2015	5,278,205	$25.80
Granted	7,559,269	26.16
Canceled	(809,557)	23.99
Vested and converted to shares	(799,552)	25.82
Balance — January 31, 2016	11,228,365	26.17
Granted	12,152,584	19.25
Canceled	(1,958,621)	25.03
Vested and converted to shares	(48,306)	24.85
Balance —January 31, 2017	21,374,022	22.36
Granted (unaudited)	3,531,520	16.55
Canceled (unaudited)	(666,479)	16.43
Vested and converted to shares (unaudited)	(41,115)	22.38
Balance —July 31, 2017 (unaudited)	24,197,948	$15.25